FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        December 26, 1996





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Capital Trust (the trust):

             Fidelity Disciplined Equity Fund, Fidelity Stock Selector, and Fidelity TechnoQuant Growth Fund (the funds)

             File No. 2-61760 and 811-2841

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/ Arthur S. Loring
                           Arthur S. Loring
                          Secretary